Segment Information - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position:
Total assets	R$ 97,842,023	R$ 83,713,565
Cash and cash equivalents	16,174,130	13,642,918	R$ 8,472,274	R$ 3,621,798
Marketable securities	4,388,007	3,669,109
Trade receivables	2,745,853	2,033,441
Derivative financial instruments	4,732,926	8,140,700
Inventories	1,149,304	935,264
Sector financial assets	558,310	241,749
Other financial assets	320,193	69,126
Other current assets	2,331,332	2,281,668
Other non-current assets	6,755,242	4,338,418
Investments in associates	780,067	383,851
Investments in joint ventures	10,936,663	7,988,208
Biological assets
Investment property	3,886,696
Contract asset	705,982	695,938
Right-of-use assets	7,947,267	7,916,230
Property, plant and equipment	16,648,553	14,068,506
Intangible assets and goodwill	17,781,498	17,308,439
Liabilities	(68,972,001)	(62,894,698)
Loans, borrowings and debentures	(45,659,037)	(42,249,460)	(29,052,215)
Derivative financial instruments	(1,076,161)	(446,061)
Trade payables	(3,253,504)	(2,630,054)
Employee benefits payables	(552,991)	(336,466)
Sector financial liabilities	(1,372,283)	(565,911)
Other current liabilities	(3,491,829)	(3,706,193)
Preferred shareholders payable in subsidiaries		(387,044)
Lease	(3,267,682)	(3,001,847)
Other non-current liabilities	(10,298,514)	(9,571,662)
Total assets (net of liabilities) allocated by segment	28,870,022	20,818,867	16,240,481	17,969,356
Shareholders' equity attributable to:
Owners of the Company	14,740,937	5,260,083
Non-controlling interests	14,129,085	15,558,784
Total shareholders' equity	28,870,022	20,818,867	R$ 16,240,481	R$ 17,969,356
Operating segments [member]
Statement of financial position:
Preferred shareholders payable in subsidiaries
Operating segments [member] | Gas and Power [member]
Statement of financial position:
Total assets	19,982,611	15,027,675
Cash and cash equivalents	3,562,358	1,899,533
Marketable securities	1,876,006	1,188,625
Trade receivables	1,427,720	1,121,612
Derivative financial instruments	358,456	517,181
Inventories	129,554	121,064
Sector financial assets	558,310	241,749
Other financial assets
Other current assets	340,909	276,139
Other non-current assets	1,370,964	169,905
Investments in associates
Investments in joint ventures
Biological assets
Investment property
Contract asset	684,970	686,690
Right-of-use assets	73,220	19,865
Property, plant and equipment	271,490	15,326
Intangible assets and goodwill	9,328,654	8,769,986
Liabilities	(13,609,495)	(11,681,752)
Loans, borrowings and debentures	(7,667,987)	(7,043,909)
Derivative financial instruments	(357,932)	(286,018)
Trade payables	(1,798,977)	(1,182,111)
Employee benefits payables	(104,404)	(74,543)
Sector financial liabilities	(1,372,283)	(565,911)
Other current liabilities	(472,592)	(662,779)
Preferred shareholders payable in subsidiaries
Lease	(63,752)	(10,320)
Other non-current liabilities	(1,771,568)	(1,856,161)
Total assets (net of liabilities) allocated by segment	6,373,116	3,345,923
Shareholders' equity attributable to:
Owners of the Company	5,585,768	3,288,315
Non-controlling interests	787,348	57,608
Total shareholders' equity	6,373,116	3,345,923
Operating segments [member] | Moove [member]
Statement of financial position:
Total assets	4,850,344	4,439,453
Cash and cash equivalents	1,059,866	936,345
Marketable securities	129,390	168,066
Trade receivables	605,928	483,227
Derivative financial instruments	26,513	28,463
Inventories	790,825	564,836
Sector financial assets
Other financial assets	466	69,126
Other current assets	298,004	146,166
Other non-current assets	246,934	398,796
Investments in associates
Investments in joint ventures
Biological assets
Investment property
Contract asset	21,011	9,248
Right-of-use assets	51,458	39,550
Property, plant and equipment	334,065	327,535
Intangible assets and goodwill	1,285,884	1,268,095
Liabilities	(2,564,187)	(2,473,884)
Loans, borrowings and debentures	(831,148)	(802,938)
Derivative financial instruments		(348)
Trade payables	(828,690)	(688,139)
Employee benefits payables	(132,158)	(96,192)
Sector financial liabilities
Other current liabilities	(349,967)	(290,827)
Preferred shareholders payable in subsidiaries
Lease	(53,436)	(41,299)
Other non-current liabilities	(368,788)	(554,141)
Total assets (net of liabilities) allocated by segment	2,286,157	1,965,569
Shareholders' equity attributable to:
Owners of the Company	1,599,949	1,367,157
Non-controlling interests	686,208	598,412
Total shareholders' equity	2,286,157	1,965,569
Operating segments [member] | Logistics [member]
Statement of financial position:
Total assets	48,174,556	45,912,604
Cash and cash equivalents	9,448,193	7,778,612
Marketable securities	1,425,897	1,396,723
Trade receivables	503,316	428,492
Derivative financial instruments	1,674,821	3,988,524
Inventories	228,923	249,318
Sector financial assets
Other financial assets
Other current assets	747,308	685,659
Other non-current assets	3,197,105	2,613,480
Investments in associates	57,844	50,715
Investments in joint ventures
Biological assets
Investment property
Contract asset	1
Right-of-use assets	7,784,941	7,823,401
Property, plant and equipment	15,974,562	13,646,248
Intangible assets and goodwill	7,131,645	7,251,432
Liabilities	(33,156,493)	(32,359,866)
Loans, borrowings and debentures	(21,178,748)	(21,656,908)
Derivative financial instruments	(576,749)
Trade payables	(618,658)	(754,546)
Employee benefits payables	(255,963)	(139,058)
Sector financial liabilities
Other current liabilities	(1,384,611)	(950,582)
Preferred shareholders payable in subsidiaries
Lease	(3,106,883)	(2,912,317)
Other non-current liabilities	(6,034,881)	(5,946,455)
Total assets (net of liabilities) allocated by segment	15,018,063	13,552,738
Shareholders' equity attributable to:
Owners of the Company	4,479,944	2,150,052
Non-controlling interests	10,538,119	11,402,686
Total shareholders' equity	15,018,063	13,552,738
Operating segments [member] | Cosan Investiments
Statement of financial position:
Total assets	4,484,805
Cash and cash equivalents	7,468
Marketable securities	46,094
Trade receivables	207,761
Derivative financial instruments
Inventories
Sector financial assets
Other financial assets	319,728
Other current assets	13,470
Other non-current assets	354
Investments in associates
Investments in joint ventures
Biological assets
Investment property	3,886,696
Contract asset
Right-of-use assets	3,203
Property, plant and equipment	31
Intangible assets and goodwill
Liabilities	(246,599)
Loans, borrowings and debentures
Derivative financial instruments
Trade payables	(1,006)
Employee benefits payables
Sector financial liabilities
Other current liabilities	(48,739)
Lease	(3,253)
Other non-current liabilities	(193,601)
Total assets (net of liabilities) allocated by segment	4,238,206
Shareholders' equity attributable to:
Owners of the Company	2,119,104
Non-controlling interests	2,119,102
Total shareholders' equity	4,238,206
Operating segments [member] | Raízen
Statement of financial position:
Total assets	110,136,182	67,942,010
Cash and cash equivalents	5,034,788	3,422,828
Marketable securities	154,052	19,086
Trade receivables	7,618,176	4,265,294
Derivative financial instruments	11,805,548	6,064,604
Inventories	14,297,068	8,317,566
Sector financial assets
Other financial assets	261,412	160,600
Other current assets	12,545,650	5,761,106
Other non-current assets	8,562,180	5,225,978
Investments in associates
Investments in joint ventures	1,317,720	1,305,790
Biological assets	3,106,744	1,073,582
Investment property
Contract asset	2,941,390	2,860,658
Right-of-use assets	10,758,442	5,210,366
Property, plant and equipment	22,506,160	18,165,518
Intangible assets and goodwill	9,226,852	6,089,034
Liabilities	(84,736,772)	(51,528,998)
Loans, borrowings and debentures	(26,967,092)	(24,557,518)
Derivative financial instruments	(12,377,276)	(3,088,300)
Trade payables	(15,678,442)	(9,311,282)
Employee benefits payables	(788,948)	(534,376)
Sector financial liabilities
Other current liabilities	(9,591,918)	(4,094,274)
Lease	(10,685,524)	(4,734,766)
Other non-current liabilities	(8,647,572)	(5,208,482)
Total assets (net of liabilities) allocated by segment	25,399,410	16,413,012
Shareholders' equity attributable to:
Owners of the Company	23,870,251	16,129,497
Non-controlling interests	1,529,159	283,515
Total shareholders' equity	25,399,410	16,413,012
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position:
Total assets	35,054,649	33,324,494
Cash and cash equivalents	2,096,245	3,028,428
Marketable securities	910,620	915,695
Trade receivables	1,128	110
Derivative financial instruments	2,673,136	3,606,532
Inventories	2	46
Sector financial assets
Other financial assets	(1)
Other current assets	1,599,793	1,938,096
Other non-current assets	2,180,558	1,566,428
Investments in associates	14,518,340	14,149,214
Investments in joint ventures	10,936,663	7,988,208
Biological assets
Investment property
Contract asset
Right-of-use assets	34,445	33,414
Property, plant and equipment	68,405	79,397
Intangible assets and goodwill	35,315	18,926
Liabilities	(20,305,063)	(17,553,779)
Loans, borrowings and debentures	(15,981,154)	(12,745,705)
Derivative financial instruments	(141,480)	(159,695)
Trade payables	(6,173)	(5,258)
Employee benefits payables	(60,466)	(26,673)
Sector financial liabilities
Other current liabilities	(1,384,091)	(2,006,371)
Preferred shareholders payable in subsidiaries		(387,044)
Lease	(40,358)	(37,911)
Other non-current liabilities	(2,691,341)	(2,185,122)
Total assets (net of liabilities) allocated by segment	14,749,587	15,770,715
Shareholders' equity attributable to:
Owners of the Company	14,751,279	12,270,637
Non-controlling interests	(1,692)	3,500,078
Total shareholders' equity	14,749,587	15,770,715
Deconsolidated effects [member]
Statement of financial position:
Total assets	(110,136,182)	(67,942,010)
Cash and cash equivalents	(5,034,788)	(3,422,828)
Marketable securities	(154,052)	(19,086)
Trade receivables	(7,618,176)	(4,265,294)
Derivative financial instruments	(11,805,548)	(6,064,604)
Inventories	(14,297,068)	(8,317,566)
Sector financial assets
Other financial assets	(261,412)	(160,600)
Other current assets	(12,545,650)	(5,761,106)
Other non-current assets	(8,562,180)	(5,225,978)
Investments in associates
Investments in joint ventures	(1,317,720)	(1,305,790)
Biological assets	(3,106,744)	(1,073,582)
Investment property
Contract asset	(2,941,390)	(2,860,658)
Right-of-use assets	(10,758,442)	(5,210,366)
Property, plant and equipment	(22,506,160)	(18,165,518)
Intangible assets and goodwill	(9,226,852)	(6,089,034)
Liabilities	84,736,772	51,528,998
Loans, borrowings and debentures	26,967,092	24,557,518
Derivative financial instruments	12,377,276	3,088,300
Trade payables	15,678,442	9,311,282
Employee benefits payables	788,948	534,376
Sector financial liabilities
Other current liabilities	9,591,918	4,094,274
Preferred shareholders payable in subsidiaries
Lease	10,685,524	4,734,766
Other non-current liabilities	8,647,572	5,208,482
Total assets (net of liabilities) allocated by segment	(25,399,410)	(16,413,012)
Shareholders' equity attributable to:
Owners of the Company	(23,870,251)	(16,129,497)
Non-controlling interests	(1,529,159)	(283,515)
Total shareholders' equity	(25,399,410)	(16,413,012)
Elimination of intersegment amounts [member]
Statement of financial position:
Total assets	(14,704,942)	(14,990,661)
Cash and cash equivalents
Marketable securities
Trade receivables
Derivative financial instruments
Inventories
Sector financial assets
Other financial assets
Other current assets	(668,152)	(764,392)
Other non-current assets	(240,673)	(410,191)
Investments in associates	(13,796,117)	(13,816,078)
Investments in joint ventures
Biological assets
Investment property
Contract asset
Right-of-use assets
Property, plant and equipment
Intangible assets and goodwill
Liabilities	909,836	1,174,583
Loans, borrowings and debentures
Derivative financial instruments
Trade payables
Employee benefits payables
Sector financial liabilities
Other current liabilities	148,171	204,366
Preferred shareholders payable in subsidiaries
Lease
Other non-current liabilities	761,665	970,217
Total assets (net of liabilities) allocated by segment	(13,795,107)	(13,816,078)
Shareholders' equity attributable to:
Owners of the Company	(13,795,107)	(13,816,078)
Non-controlling interests
Total shareholders' equity	R$ (13,795,107)	R$ (13,816,078)